Investee Companies and other investments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of associates [abstract]
Schedule of Composition of Investments
	December 31
	2017	2016
	€ in thousands

Investment in shares	18,515	18,578
Long-term loans	9,860	11,468
Deferred interest	(720)	(773)
	27,655	29,273
Current Maturities of the long-term loans	3,165	1,236
	30,820	30,509

Schedule of Changes in Investments
	2017	2016
	€ in thousands
Changes in equity and loans:
Balance as at January 1	30,509	34,028
Exercise of the option to acquire additional shares	-	556
Grant of long term loans	-	154
Repayment of long term loans	(407)	(7,034)
Interest on long term loans	1,104	1,192
Deferred interest	54	51
Elimination of interest on loan from related party	(1,158)	(1,244)
The Company’s share of income	1,531	1,375
Foreign currency translation adjustments	(813)	1,431
Balance as at December 31	30,820	30,509

Summary of Information on Financial Position
Summary information on financial position

								Equity
	Rate of	Current	Non-current	Total	Current	Non-current	Total	attributable to the owners of the	Company’s	Surplus Costs and	Other	Carrying Amount of
	ownership	Assets	assets	assets	liabilities	liabilities	liabilities	Company	share	goodwill	Adjustments	investment
	%	€ in thousands
2017
Dori Energy	50	8,013	47,959	55,972	(51)	(26,006)	(26,057)	29,915	14,958	3,925	(367)	18,515

2016
Dori Energy	50	4,511	50,036	54,547	(3,956)	(21,628)	(25,584)	28,963	14,481	4,481	(384)	18,578

Summary of Information on Operating Results
Summary information on operating results

	Rate of ownership as of December 31, 2016	Income for the year	Company’s share	Elimination of interest on loan from related party	Other Adjustments	Company’s share of income of investee

	%	€ in thousands
2017
Dori Energy	50	1,751	876	1,158	(503)	1,531
2016
Dori Energy	50	490	245	1,244	(114)	1,375

Schedule of Composition of Advances on Account of Investments	Composition of Advances on account of investments
	December 31
	2017	2016
	€ in thousands
On account of the Manara PSP	825	812
	825	812

Schedule of Composition Short-term and Long-term of Financial Assets	Composition of short-term and long-term financial assets
	December 31
	2017	2016
	€ in thousands
Income receivable in connection with the Erez Electricity PSP	1,249	1,265
	1,249	1,265

Schedule of Identifiable Assets Acquired and Liabilities Assumed
Identifiable assets acquired and liabilities assumed (based on amounts as described hereunder):

Acquisition date
€ in thousands

Receivable from concessions project	28,927
Intangible asset	5,505
Restricted cash	1,795
Long-term loan	(21,370)
Working Capital, net (excluding cash and cash equivalents)	(119)
Deferred tax	(4,887)
Total net identifiable assets	9,851

Schedule of Aggregate Cash Flows Derived
The aggregate cash flows derived for the Company as a result of the acquisition:

€ in thousands
Cash and cash equivalents paid	11,815
Less - cash and cash equivalents of the subsidiary	(1,964)
9,851

(*)The fair value of the income receivable in connection with concession project was calculated according to the cash flows expected to be received from the Israel Electricity Authority for a period of 16 years, discounted at a weighted interest rate of 5.9% reflecting the credit risk of the debtor.